Long-term investments - Schedule Of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Long-term bank deposits	$ 35,500	$ 143,127
Equity investments without readily determinable fair value	34,479	34,740
Financial products issued by banks	61,400	20,000
Equity method investments	6,231	9,153
Long-term Investments	$ 137,610	$ 207,020